Other Accrued Liabilities (Details) - Schedule of other accrued liabilities - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Other Accrued Liabilities Abstract
Professional consultants’ expenses	$ 177,401	$ 244,245
Vendor liabilities	53,681	16,954
Related party expenses	20,445	6,877
Accrued board fees	72,238	137,002
Accrued commitment fee	200,000	200,000
Other accrued expenses	10,835	61,371
Total other accrued liabilities	$ 534,600	$ 666,449